Leases (Components Of Lease Expense) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 36,770	$ 47,129	$ 73,541	$ 127,407	$ 200,948
Variable lease cost	6,110	6,659	11,803	22,672	28,753
Total Lease Cost	$ 42,880	$ 53,788	$ 85,344	$ 150,079	$ 229,701